PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Estimated Useful Lives
Leasehold improvements	7 years
Warehouse equipment	5 years
Computers and small tools	3 years
Furniture and fixtures	7 years
Capital lease asset	7 years
Software development	4 years
Property and equipment — net consists of the following as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Leasehold improvements	$8,715,489	$8,147,638
Warehouse equipment	3,056,072	2,192,471
Computers and small tools	1,337,493	1,061,177
Furniture and fixtures	85,480	95,064
Software development	14,090,389	13,608,520
Work in progress	7,066	359,992
	27,291,989	25,464,862
Less: Accumulated depreciation and amortization	(20,272,651)	(15,053,466)
Property and equipment, net	$7,019,338	$10,411,396